CONSOLIDATED STATEMENTS OF OPERATIONS (Q3) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2020	Sep. 30, 2021
Revenue
Interest income	$ 1,594,769	$ 10,616,538			$ 5,250,108	$ 24,050,062
Total revenue	1,594,769	10,616,538	$ 3,655,339		5,250,108	24,050,062
Expenses
Management and incentive fees, net (less rebate of $256,989, $84,167, $677,439 and $84,167, respectively)	142,067	2,542,936			364,194	5,498,469
General and administrative expenses	204,262	858,663			785,016	2,028,046
Organizational expenses	616,190	0			616,190	0
Stock-based compensation	0	51,429				1,662,001
Professional fees	89,800	396,147			614,019	726,194
Total expenses	1,052,319	3,849,175	1,327,100		2,379,419	9,914,710
Provision for current expected credit losses	0	(660,612)	(465,397)		(465,397)	(1,372,498)
Realized gains / (losses) on loans at fair value, net	0	400,000	345,000		345,000	400,000
Change in unrealized gains / (losses) on loans at fair value, net	1,563,800	1,423,929	(460)		1,563,340	796,368
Net income before income taxes	2,106,250	7,930,680			4,313,632	13,959,222
Income tax expense	0	0			0	0
Net income	$ 2,106,250	$ 7,930,680	$ 2,207,382		$ 4,313,632	$ 13,959,222
Earnings per common share:
Basic earnings per common share (in dollars per share)	$ 0.39 [1]	$ 0.48	$ 0.37	[1]	$ 0.76	$ 1.13
Diluted earnings per common share (in dollars per share)	$ 0.39	$ 0.47				$ 1.10
Weighted average number of common shares outstanding:
Basic weighted average shares of common stock outstanding (in shares)	5,376,411	16,402,984	5,908,822		5,694,475	12,368,977
Diluted weighted average shares of common stock outstanding (in shares)	5,376,411	16,776,648				12,742,641

[1]	The sum of per share amounts for the period from July 31, 2020 to September 30, 2020 and the quarter ended December 31, 2020 may differ from the annual per share amounts due to the required method of computing weighted-average number of common shares outstanding in the respective periods and share offerings that occurred during the year.